Short-term Loans	12 Months Ended
Dec. 31, 2025
Short-term Loans [Abstract]
Short-term loans

(15) Short-term loans

Short-term loans and total outstanding balance as of December 31, 2024 and 2025 amounted to RMB134,976 and RMB56,000, respectively, which are RMB-denominated borrowings made by the Company’s subsidiaries from financial institutions in mainland China. The Group borrowed RMB134,976 and RMB74,000 one-year loans for its general working capital purposes in 2024 and 2025, respectively.

As of December 31, 2024 and 2025, the weighted average interest rates for the outstanding borrowings were approximately 3.50% and 3.5%, respectively, and the unused lines of credit for the short-term loans was RMB65,024 and nil, respectively.